Debt	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Debt

7. Debt

Debt Capitalization

Long-term debt, all of which was issued by Acquisition Corp., consists of the following:

	March 31, 2020	September 30, 2019
	(in millions)
Revolving Credit Facility (a)	$—	$—
Senior Term Loan Facility due 2023 (b)	1,315	1,313
5.000% Senior Secured Notes due 2023 (c)	298	298
4.125% Senior Secured Notes due 2024 (d)	339	336
4.875% Senior Secured Notes due 2024 (e)	218	218
3.625% Senior Secured Notes due 2026 (f)	492	488
5.500% Senior Notes due 2026 (g)	321	321

Total long-term debt, including the current portion (h)	$2,983	$2,974

(a)

Reflects $180 million of commitments under the Revolving Credit Facility, less letters of credit outstanding of approximately $13 million at both March 31, 2020 and September 30, 2019. There were no loans outstanding under the Revolving Credit Facility at March 31, 2020 or September 30, 2019. On April 3, 2020, Acquisition Corp. entered into an amendment to the Revolving Credit Facility which, among other things, increased the commitments under the Revolving Credit Facility from an aggregate principal amount of $180 million to an aggregate principal amount of $300 million. For a more detailed description of the changes effected by the amendment, see Note 14.

(b)

Principal amount of $1.326 billion at both March 31, 2020 and September 30, 2019 less unamortized discount of $3 million and $3 million and unamortized deferred financing costs of $8 million and $10 million at March 31, 2020 and September 30, 2019, respectively.

(c)	Principal amount of $300 million less unamortized deferred financing costs of $2 million at both March 31, 2020 and September 30, 2019, respectively.
(d)

Face amount of €311 million at both March 31, 2020 and September 30, 2019. Above amounts represent the dollar equivalent of such note at March 31, 2020 and September 30, 2019. Principal amount of $342 million and $340 million less unamortized deferred financing costs of $3 million and $4 million at March 31, 2020 and September 30, 2019, respectively.

(e)	Principal amount of $220 million less unamortized deferred financing costs of $2 million at both March 31, 2020 and September 30, 2019, respectively.
(f)

Face amount of €445 million at both March 31, 2020 and September 30, 2019. Above amounts represent the dollar equivalent of such note at March 31, 2020 and September 30, 2019. Principal amount of $491 million and $487 million at March 31, 2020 and September 30, 2019, respectively, an additional issuance premium of $7 million, less unamortized deferred financing costs of $6 million at both March 31, 2020 and September 30, 2019.

(g)	Principal amount of $325 million less unamortized deferred financing costs of $4 million at both March 31, 2020 and September 30, 2019.
(h)

Principal amount of debt of $3.004 billion and $2.998 billion, an additional issuance premium of $7 million and $8 million, less unamortized discount of $3 million and $3 million and unamortized deferred financing costs of $25 million and $29 million at March 31, 2020 and September 30, 2019, respectively.

3.625% Senior Secured Notes Offerings

On October 9, 2018, Acquisition Corp. issued and sold €250 million in aggregate principal amount of 3.625% Senior Secured Notes due 2026 (the “3.625% Secured Notes”). Net proceeds of the offering were used to pay the purchase price of the acquisition of EMP, to redeem €34.5 million of the 4.125% Secured Notes (as described below), purchase $30 million of the Company’s 4.875% Senior Secured Notes (as described above) on the open market and to redeem $26.55 million of the 5.625% Senior Secured Notes (as described below).

On April 30, 2019, Acquisition Corp. issued and sold €195 million in aggregate principal amount of additional 3.625% Senior Secured Notes due 2026 (the “Additional Notes”). The Additional Notes and the 3.625% Secured Notes were treated as the same series for all purposes under the indenture that governs the 3.625% Secured Notes and the Additional Notes. Net proceeds of the offering were used to redeem all of the 5.625% Secured Notes due 2022.

Partial Redemption of 4.125% Senior Secured Notes

On October 12, 2018, Acquisition Corp. redeemed €34.5 million aggregate principal amount of its 4.125% Senior Secured Notes due 2024 (the “4.125% Secured Notes”) using a portion of the proceeds from the offering of the 3.625% Secured Notes described above. The redemption price for the 4.125% Secured Notes was approximately €36.17 million, equivalent to 103% of the principal amount of the 4.125% Secured Notes, plus accrued but unpaid interest thereon to, but excluding, the redemption date, which was October 12, 2018. Following the partial redemption of the 4.125% Secured Notes, €310.5 million of the 4.125% Secured Notes remain outstanding. The Company recorded a loss on extinguishment of debt of approximately $2 million, which represents the premium paid on early redemption and unamortized deferred financing costs related to the partial redemption of this note.

Open Market Purchase

On October 9, 2018, Acquisition Corp. purchased, in the open market, $30 million aggregate principal amount of its outstanding 4.875% Senior Secured Notes due 2024 (the “4.875% Secured Notes”). The acquired notes were subsequently retired. Following retirement of the acquired notes, $220 million of the 4.875% Secured Notes remain outstanding. The Company recorded a loss on extinguishment of debt of less than $1 million, which represents the unamortized deferred financing costs related to the open market purchase.

Redemption of 5.625% Senior Secured Notes

On November 5, 2018, Acquisition Corp. redeemed $26.55 million aggregate principal amount of its 5.625% Senior Secured Notes due 2022 (the “5.625% Secured Notes”). The redemption price for the 5.625% Secured Notes was approximately $27.38 million, equivalent to 102.813% of the principal amount of the 5.625% Secured Notes, plus accrued but unpaid interest thereon to, but excluding, the redemption date, which was November 5, 2018. Following the partial redemption of the 5.625% Secured Notes, $220.95 million of the 5.625% Secured Notes remain outstanding. The Company recorded a loss on extinguishment of debt of approximately $1 million, which represents the premium paid on early redemption and unamortized deferred financing costs related to the partial redemption of this note.

On April 16, 2019, the Company issued a conditional notice of redemption for all of its 5.625% Secured Notes due 2022 currently outstanding. Settlement of the called 5.625% Secured Notes occurred on May 16, 2019. The Company recorded a loss on extinguishment of debt of approximately $4 million, which represents the premium paid on early redemption and unamortized deferred financing costs.

Interest Rates

The loans under the Revolving Credit Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in the borrowing currency in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Revolving LIBOR”) subject to a zero floor, plus 1.75% per annum in the case of Initial Revolving Loans (as defined in the Revolving Credit Agreement), or 1.875% per annum in the case of 2020 Revolving Loans (as defined in the Revolving Credit Agreement), or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month Revolving LIBOR plus 1.0% per annum, plus, in each case, 0.75% per annum in the case of Initial Revolving Loans, or 0.875% per annum in the case of 2020 Revolving Loans; provided that, in respect of 2020 Revolving Loans, the applicable margin with respect to such loans is subject to adjustment as set forth in the pricing grid in the Revolving Credit Agreement. Based on the Senior Secured Indebtedness to EBITDA Ratio of 3.22x at March 31, 2020, the applicable margin for Eurodollar loans would be 1.625% instead of 1.875% and the applicable margin for ABR loans would be 0.625% instead of 0.875% in the case of 2020 Revolving Loans. If there is a payment default at any time, then the interest rate applicable to overdue principal will be the rate otherwise applicable to such loan plus 2.0% per annum. Default interest will also be payable on other overdue amounts at a rate of 2.0% per annum above the amount that would apply to an alternative base rate loan.

The loans under the Senior Term Loan Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Term Loan LIBOR”) subject to a zero floor, plus 2.125% per annum or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent as its prime rate in effect at its principal office in New York City from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) one-month Term Loan LIBOR, plus 1.00% per annum, plus, in each case, 1.125% per annum. If there is a payment default at any time, then the interest rate applicable to overdue principal and interest will be the rate otherwise applicable to such loan plus 2.0% per annum. Default interest will also be payable on other overdue amounts at a rate of 2.0% per annum above the amount that would apply to an alternative base rate loan.

The Company has entered into, and in the future may enter into, interest rate swaps to manage interest rate risk. Please refer to Note 10 of our consolidated financial statements for further discussion.

Maturity of Senior Term Loan Facility

The loans outstanding under the Senior Term Loan Facility mature on November 1, 2023.

Maturity of Revolving Credit Facility

As of March 31, 2020, the maturity date of the Revolving Credit Facility was January 31, 2023. On April 3, 2020, Acquisition Corp. entered into an amendment to the Revolving Credit Facility which, among other things, extended the final maturity date of the Revolving Credit Facility from January 31, 2023 to April 3, 2025. For a more detailed description of the changes effected by the amendment, see Note 14.

Maturities of Senior Notes and Senior Secured Notes

As of March 31, 2020, there are no scheduled maturities of notes until 2023, when $300 million is scheduled to mature. Thereafter, $1.378 billion is scheduled to mature.

Interest Expense, net

Total interest expense, net was $33 million and $36 million for the three months ended March 31, 2020 and March 31, 2019, respectively. Total interest expense was $66 million and $72 million for the six months ended March 31, 2020 and March 31, 2019. The weighted-average interest rate of the Company’s total debt was 4.2% at March 31, 2020, 4.3% at September 30, 2019 and 4.7% at March 31, 2019.

8. Debt

Debt Capitalization

Long-term debt, all of which was issued by Acquisition Corp., consists of the following:

	September 30, 2019	September 30, 2018
	(in millions)
Revolving Credit Facility (a)	$—	$—
Senior Term Loan Facility due 2023 (b)	1,313	1,310
5.625% Senior Secured Notes due 2022 (c)	—	246
5.000% Senior Secured Notes due 2023 (d)	298	297
4.125% Senior Secured Notes due 2024 (e)	336	399
4.875% Senior Secured Notes due 2024 (f)	218	247
3.625% Senior Secured Notes due 2026 (g)	488	—
5.500% Senior Notes due 2026 (h)	321	320

Total long-term debt, including the current portion (i)	$2,974	$2,819

(a)

Reflects $180 million of commitments under the Revolving Credit Facility, less letters of credit outstanding of approximately $13 million and $8 million at September 30, 2019 and September 30, 2018, respectively. There were no loans outstanding under the Revolving Credit Facility at September 30, 2019 or September 30, 2018.

(b)

Principal amount of $1.326 billion less unamortized discount of $3 million and $4 million and unamortized deferred financing costs of $10 million and $12 million at September 30, 2019 and September 30, 2018, respectively.

(c)

On May 16, 2019, Acquisition Corp. redeemed the remaining $221 million of its outstanding 5.625% Senior Notes due 2022. The Company recorded a loss on extinguishment of debt of approximately $4 million as a result of the debt redemption, which represents the premium paid on early redemption and unamortized deferred financing costs.

(d)	Principal amount of $300 million less unamortized deferred financing costs of $2 million and $3 million at September 30, 2019 and September 30, 2018, respectively.
(e)

Face amount of €311 million and €345 million at September 30, 2019 and September 30, 2018, respectively. Above amounts represent the dollar equivalent of such note at September 30, 2019 and September 30, 2018. Principal amount of $340 million and $402 million less unamortized deferred financing costs of $4 million and $3 million at September 30, 2019 and September 30, 2018, respectively.

(f)	Principal amount of $220 million and $250 million less unamortized deferred financing costs of $2 million and $3 million at September 30, 2019 and September 30, 2018, respectively.
(g)

Face amount of €445 million at September 30, 2019. Above amounts represent the dollar equivalent of such note at September 30, 2019. Principal amount of $487 million, an additional issuance premium of $8 million, less unamortized deferred financing costs of $7 million at September 30, 2019.

(h)	Principal amount of $325 million less unamortized deferred financing costs of $4 million and $5 million at September 30, 2019 and September 30, 2018, respectively.
(i)

Principal amount of debt of $2.998 billion and $2.851 billion, an additional insurance premium of $8 million and nil, less unamortized discount of $3 million and $4 million and unamortized deferred financing costs of $29 million and $28 million at September 30, 2019 and September 30, 2018, respectively.

December 2017 Senior Term Loan Credit Agreement Amendment

On December 6, 2017, Acquisition Corp. entered into an amendment (the “December 2017 Senior Term Loan Credit Agreement Amendment”) to the Senior Term Loan Credit Agreement, dated November 1, 2012, among Acquisition Corp., the guarantors party thereto, the lenders party thereto and Credit Suisse AG, as administrative agent, governing Acquisition Corp.’s senior secured term loan facility with Credit Suisse AG, as administrative agent, and the other financial institutions and lenders from time to time party thereto, to, among other things, reduce the pricing terms of its outstanding term loans, change certain incurrence thresholds governing the ability to incur debt and liens, change certain EBITDA add-backs and increase the thresholds above which the excess cash flow sweep is triggered. The Company recorded a loss on extinguishment of debt of approximately $1 million, which represented the discount and unamortized deferred financing costs related to the prior tranche of debt of the lenders that was replaced.

New Revolving Credit Agreement

On January 31, 2018, the Company entered into a new revolving credit agreement (the “Revolving Credit Agreement”) for its Revolving Credit Facility, and terminated its existing revolving credit agreement (the “Old Revolving Credit Agreement”). The Revolving Credit Agreement differs from the Old Revolving Credit Agreement in that it, among other things, reduces the interest rate margin applicable to the loans, extends the maturity date thereunder, provides for the option to increase the commitments under the Company’s then existing revolving credit agreement, provides for greater flexibility to amend and extend the Company’s then existing revolving credit agreement and create additional tranches thereunder, provides for greater flexibility over future amendments, increases the springing financial maintenance covenant to 4.75:1.00 and provides that the covenant shall not be tested unless at the end of a fiscal quarter the outstanding amount of loans and drawings under letters of credit which have not been reimbursed exceeds $54 million and aligns the other negative covenants with those of the Senior Term Loan Credit Agreement. References to “Revolving Credit Facility” below in this Note 8 are to our new revolving credit facility.

March 2018 Senior Term Loan Credit Agreement Amendment

On March 14, 2018, Acquisition Corp. incurred $320 million of supplemental term loans (the “Supplemental Term Loans”) pursuant to an increase supplement (the “March 2018 Senior Term Loan Credit Agreement Supplement”) to the Senior Term Loan Credit Agreement, dated November 1, 2012, among Acquisition Corp., the guarantors party thereto, the lenders party thereto and Credit Suisse AG, as administrative agent, governing Acquisition Corp.’s senior secured term loan facility with Credit Suisse AG, as administrative agent, and the other financial institutions and lenders from time to time party thereto (as amended, the “Senior Term Loan Credit Agreement”). The principal amount outstanding under the Senior Term Loan Credit Agreement including the Supplemental Term Loans is $1.326 billion.

Notes Offering

On March 14, 2018, Acquisition Corp. issued $325 million in aggregate principal amount of its 5.500% Senior Notes due 2026. Acquisition Corp. used the net proceeds to pay the consideration in the tender offer for its 6.750% Senior Notes due 2022 (the “6.750% Senior Notes”) and to redeem the remaining 6.750% Senior Notes as described below.

Tender Offer and Notes Redemption

On March 14, 2018, Acquisition Corp. accepted for purchase in connection with the tender offer for the 6.750% Senior Notes that had been validly tendered and not validly withdrawn at or prior to 5:00 p.m., New York City time on March 13, 2018 thereby reducing the aggregate principal amount of the 6.750% Senior Notes by $523 million. Acquisition Corp. then issued a notice of redemption on March 14, 2018 with respect to the remaining $112 million of 6.750% Senior Notes outstanding that were not accepted for payment pursuant to the tender offer. Following payment of the 6.750% Senior Notes tendered at or prior to the expiration time, Acquisition Corp. deposited with the Trustee funds of $119 million to satisfy all obligations under the applicable indenture governing the 6.750% Senior Notes, including call premiums and interest through the date of redemption on April 15, 2018, for the remaining 6.750% Senior Notes not accepted for purchase in the tender offer. On April 15, 2018, Acquisition Corp. redeemed the remaining outstanding 6.750% Senior Notes. The Company recorded a loss on extinguishment of debt in connection with the tender offer of approximately $23 million as a result of the partial debt redemption, which represents the premium paid on early redemption and unamortized deferred financing costs in March 2018. The Company incurred an additional loss on extinguishment of approximately $5 million in April 2018 related to the redemption on the remaining 6.750% Senior Notes, which represents the premium paid on early redemption and unamortized deferred financing costs.

June 2018 Senior Term Loan Credit Agreement Amendment

On June 7, 2018, Acquisition Corp. entered into an amendment (the “June 2018 Senior Term Loan Credit Agreement Amendment”) to the Senior Term Loan Credit Agreement, dated November 1, 2012, among Acquisition Corp., the guarantors party thereto, the lenders party thereto and Credit Suisse AG, as administrative agent, governing Acquisition Corp.’s senior secured term loan facility with Credit Suisse AG, as administrative agent, and the other financial institutions and lenders from time to time party thereto, to, among other things, reduce the pricing terms of its outstanding term loans, change certain incurrence thresholds governing the ability to incur debt and liens and exclude from the definition of “Senior Secured Indebtedness” certain liens that have junior lien priority on the collateral in relation to the outstanding term loans and the relevant guarantees, as applicable. The Company recorded a loss on extinguishment of debt of approximately $2 million, which represented the discount and unamortized deferred financing costs related to the prior tranche of debt of the lenders that was replaced.

3.625% Senior Secured Notes Offerings

On October 9, 2018, Acquisition Corp. issued and sold €250 million in aggregate principal amount of 3.625% Senior Secured Notes due 2026 (the “3.625% Secured Notes”). Net proceeds of the offering were used to pay the purchase price of the acquisition of EMP, to redeem €34.5 million of the 4.125% Secured Notes (as described below), purchase $30 million of the Company’s 4.875% Senior Secured Notes (as described above) on the open market and to redeem $26.55 million of the 5.625% Senior Secured Notes (as described below).

On April 30, 2019, Acquisition Corp. issued and sold €195 million in aggregate principal amount of additional 3.625% Senior Secured Notes due 2026 (the “Additional Notes”). The Additional Notes and the 3.625% Secured Notes were treated as the same series for all purposes under the indenture that governs the 3.625% Secured Notes and the Additional Notes. Net proceeds of the offering were used to redeem all of the 5.625% Secured Notes due 2022.

Partial Redemption of 4.125% Senior Secured Notes

On October 12, 2018, Acquisition Corp. redeemed €34.5 million aggregate principal amount of its 4.125% Senior Secured Notes due 2024 (the “4.125% Secured Notes”) using a portion of the proceeds from the offering of the 3.625% Secured Notes described above. The redemption price for the 4.125% Secured Notes was approximately €36.17 million, equivalent to 103% of the principal amount of the 4.125% Secured Notes, plus accrued but unpaid interest thereon to, but excluding, the redemption date, which was October 12, 2018. Following the partial redemption of the 4.125% Secured Notes, €310.5 million of the 4.125% Secured Notes remain outstanding. The Company recorded a loss on extinguishment of debt of approximately $2 million, which represents the premium paid on early redemption and unamortized deferred financing costs related to the partial redemption of this note.

Open Market Purchase

On October 9, 2018, Acquisition Corp. purchased, in the open market, $30 million aggregate principal amount of its outstanding 4.875% Senior Secured Notes due 2024 (the “4.875% Secured Notes”). The acquired notes were subsequently retired. Following retirement of the acquired notes, $220 million of the 4.875% Secured Notes remain outstanding. The Company recorded a loss on extinguishment of debt of less than $1 million, which represents the unamortized deferred financing costs related to the open market purchase.

Redemption of 5.625% Senior Secured Notes

On November 5, 2018, Acquisition Corp. redeemed $26.55 million aggregate principal amount of its 5.625% Senior Secured Notes due 2022 (the “5.625% Secured Notes”). The redemption price for the 5.625% Secured Notes was approximately $27.38 million, equivalent to 102.813% of the principal amount of the 5.625% Secured Notes, plus accrued but unpaid interest thereon to, but excluding, the redemption date, which was November 5, 2018. Following the partial redemption of the 5.625% Secured Notes, $220.95 million of the 5.625% Secured Notes remain outstanding. The Company recorded a loss on extinguishment of debt of approximately $1 million, which represents the premium paid on early redemption and unamortized deferred financing costs related to the partial redemption of this note.

On April 16, 2019, the Company issued a conditional notice of redemption for all of its 5.625% Secured Notes due 2022 currently outstanding. Settlement of the called 5.625% Secured Notes occurred on May 16, 2019. The Company recorded a loss on extinguishment of debt of approximately $4 million, which represents the premium paid on early redemption and unamortized deferred financing costs.

Interest Rates

The loans under the Revolving Credit Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in the borrowing currency in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Revolving LIBOR”) subject to a zero floor, plus 1.75% per annum or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month Revolving LIBOR plus 1.0% per annum, plus, in each case, 0.75% per annum. If there is a payment default at any time, then the interest rate applicable to overdue principal will be the rate otherwise applicable to such loan plus 2.0% per annum. Default interest will also be payable on other overdue amounts at a rate of 2.0% per annum above the amount that would apply to an alternative base rate loan.

The loans under the Senior Term Loan Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Term Loan LIBOR”) subject to a zero floor, plus 2.125% per annum or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent as its prime rate in effect at its principal office in New York City from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) one-month Term Loan LIBOR, plus 1.00% per annum, plus, in each case, 1.125% per annum. If there is a payment default at any time, then the interest rate applicable to overdue principal and interest will be the rate otherwise applicable to such loan plus 2.0% per annum. Default interest will also be payable on other overdue amounts at a rate of 2.0% per annum above the amount that would apply to an alternative base rate loan.

The Company has entered into, and in the future may enter into, interest rate swaps to manage interest rate risk. Please refer to Note 14 of our Consolidated Financial Statements for further discussion.

Maturity of Senior Term Loan Facility

The loans outstanding under the Senior Term Loan Facility mature on November 1, 2023.

Maturity of Revolving Credit Facility

The maturity date of the Revolving Credit Facility is January 31, 2023.

Maturities of Senior Notes and Senior Secured Notes

As of September 30, 2019, there are no scheduled maturities of notes until 2023, when $300 million is scheduled to mature. Thereafter, $1.372 billion is scheduled to mature.

Interest Expense, net

Total interest expense, net, was $142 million, $138 million and $149 million for the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively. The weighted-average interest rate of the Company’s total debt was 4.3% at September 30, 2019, 4.7% at September 30, 2018 and 4.9% at September 30, 2017.